Schedule of disaggregation of revenue (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		$ 130,615	$ 1,999,056	$ 10,250,708
Technical Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Technical services revenue	[1]	893,690		1,073,036
Total Revenue from discontinued operations	[1]	9,255	23,201	62,203
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations	[2]	117,074	1,596,200	8,030,991
Online SVIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations	[2]	$ 4,286	$ 379,655	$ 2,157,514

[1]	The Group also generates revenue as a principal from technology services including courseware development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the service period.
[2]	The Group’s Online VIP membership revenue and Online SVIP membership revenue are principally derived from the rendering of vocational education services, as principal, to the online VIP and SVIP members(“members”) through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee per member. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee per member as well. The Company would then recognize the service revenue over the membership term for each customer member.